Equity	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Equity

14. EQUITY

The Company is authorized to issue an unlimited number of ordinary shares, no par value, and preferred shares, no par value. The Company’s ordinary shares are entitled to one vote for each share. As of December 31, 2018, there were 85,562,769 ordinary shares outstanding, 22,921,700 public warrants and 12,618,680 private warrants. Each warrant entitles the registered holder to purchase one-half of one ordinary share at a price of $5.75 per half share at any time commencing on July 6, 2018 (30 days after the completion of the Business Combination). The warrants must be exercised for whole ordinary shares. No public warrants are exercisable for cash unless there is an effective and current registration statement covering the ordinary shares issuable upon exercise of the warrants and a current prospectus relating to such ordinary shares.

The private warrants are identical to the public warrants except that such warrants are exercisable for cash (even if a registration statement covering the ordinary shares issuable upon exercise of such warrants is not effective) or on a cashless basis, at the holder’s option, and will not be redeemable so long as they are still held by the initial purchasers or their affiliates. The warrants expire on June 6, 2023 (five years after the completion of the Business Combination).

The Company is authorized to issue an unlimited number of preferred shares divided into five classes with designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors. As of December 31, 2018, there were no preferred shares issued or outstanding.

At the Closing Date, there were 11,730,425 ordinary shares outstanding that were not subject to possible redemption and 16,921,700 ordinary shares that were subject to possible redemption as a result of the Business Combination that were recorded outside of permanent equity as a liability on NESR’s consolidated balance sheet. On the Closing Date, the 16,921,700 ordinary shares were reclassed to permanent equity at the fair value of $165.2 million (redemption value of $10.11 per share less $0.35 underwriting fee per share or $9.76 per share). Of the ordinary shares reclassed, 1,916,511 ordinary shares were redeemed for $19.4 million ($10.11 per share). In connection with the completion of the Business Combination, $3.7 million in NESR ordinary shares (307,465) was issued for underwriting fees.

As discussed in Note 4, Business combination, pursuant to the NPS stock purchase agreement dated November 12, 2017, Hana Investments exchanged its portion of the acquired NPS shares, totaling 83,660,878 shares, for 13,340,448 NESR ordinary shares, including accrued interest, at the time that NESR completed the Business Combination. At closing of the Business Combination, NESR purchased the remaining outstanding NPS shares with $292.8 million in cash and 11,318,828 NESR ordinary shares, subject to certain adjustments. Also, on the Closing Date, the Company paid interest totaling $4.7 million in stock (418,001 ordinary shares) to Hana Investments.

As discussed in Note 9, Debt, on June 5, 2018, in connection with the Business Combination, NESR entered into the Hana Loan with Hana Investments pursuant to which NESR borrowed $50.0 million on an unsecured basis. The loan was subject to an origination fee of $0.6 million payable in NESR ordinary shares at $11.244 per share, which resulted in the issuance of 53,362 shares at closing of the Business Combination.

In connection with the Business Combination, on June 5, 2018, the Company entered into a Relationship Agreement with Hana Investments (the “Olayan Relationship Agreement”), to set out certain rights to which Hana Investments will be entitled as a shareholder of the Company and certain obligations of the Company and NESR Holdings. The Company reimbursed Hana Investments for transaction fees and expenses in the amount of $2.1 million through the issuance of NESR ordinary shares at a conversion rate of $11.244 per share (213,447 ordinary shares) at closing of the Business Combination.

On June 6, 2018, NESR acquired 88% of the outstanding shares of GES from certain owners of GES in exchange for the issuance of 25,309,848 NESR ordinary shares, and NESR Holdings acquired the remaining 12% of the outstanding shares of GES for a total cash purchase price of $29.3 million as discussed in Note 4, Business combination. NESR Holdings organized financing of the acquisition through certain loan contracts and assigned the GES shares which it acquired to NESR, and NESR assumed the obligation to satisfy the loan contracts. NESR elected to issue NESR ordinary shares to satisfy the loan contracts and issued a total of 3,036,381 NESR ordinary shares in settlement of the loan contracts and accrued interest.

In connection with the Business Combination, on April 27, 2018, the Company entered into the Forward Purchase Agreement with the Backstop Investor, as discussed in Note 4, Business combination. On the Closing Date, the Company drew down $48,293,763 under the primary placement of the Forward Purchase Agreement and issued 4,829,375 ordinary shares to the Backstop Investor.

Predecessor convertible shares

As part of NPS’s acquisition of NPS Bahrain in 2014, NPS issued a total of 37,000,000 convertible shares to two of NPS Bahrain’s shareholders, Mr. Abdulaziz Mubarak Al-Dolaimi and Mr. Fahad Abdulla Bindekhayel (selling shareholders). These shares were issued to provide security against certain tax and related indemnities given by the selling shareholders at the time of acquisition of NPS Bahrain. The convertible shares had the same rights and ranked pari passu with the NPS common shares, including the right to participate in any dividend declared for ordinary shares and valued at $1 per share.

Under the terms of the convertible shares, in the event any indemnity claims were settled by the selling shareholders by providing cash to NPS, an equivalent amount of convertible shares would be converted into NPS common shares. However, in the event the indemnity claims were not settled by the selling shareholders, an equivalent amount of convertible shares would be cancelled by NPS. These convertible shares are equity classified because the conversion to equity shares or the cancellation of the same is at the option of NPS. At the end of the June 2019, unless all indemnity claims were settled to the satisfaction of NPS, half of the convertible shares were to convert into NPS common shares and the balance on extinguishment of contingencies. The convertible shares were cancelled at closing of the Business Combination.

Prior to the Business Combination, the Predecessor (NPS) paid dividends per share of $0.13 per share in the 2018 Predecessor Period and $0.05 per share in 2017. No dividends were paid in 2016.